Provision for post-employment benefits - Weighted Average Assumptions Used For Actuarial Valuations (Detail)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Discount rate	2.40%	2.50%	3.70%	3.40%
Rate of increase in salaries		3.50%	3.10%	3.10%
Rate of increase in pensions in payment	4.10%	4.10%	3.90%	3.90%
Inflation	2.70%	2.80%	2.40%	2.40%
North America [member]
Disclosure of defined benefit plans [line items]
Discount rate	3.50%	3.80%	4.00%	3.70%
Rate of increase in salaries	3.10%	3.10%	3.00%	3.00%
Inflation	4.00%	4.00%	2.50%	2.50%
Western Continental Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	1.90%	1.70%	2.50%	2.10%
Rate of increase in salaries	1.90%	2.00%	2.30%	2.20%
Rate of increase in pensions in payment	1.20%	1.30%	1.60%	2.00%
Inflation	1.70%	1.70%	2.00%	2.00%
Asia Pacific, Latin America, Africa & Middle East and Central & Eastern Europe [member]
Disclosure of defined benefit plans [line items]
Discount rate	4.20%	4.20%	4.20%	4.20%
Rate of increase in salaries	5.50%	5.90%	5.80%	6.10%
Inflation	4.00%	4.00%	4.00%	3.90%